Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

	Years ended December 31,
	2017	2016	2015
Revenue:
Automotive	$239,393	$172,232	$100,108
Corporate and Technology Investments	7,670	5,162	3,196
CWI	317,297	276,465	331,882
WWI	—	29,931	185,967
Total segment revenues	564,360	483,790	621,153
Less: equity investees' revenue	(317,297)	(306,396)	(517,849)
Consolidated revenue from continuing operations	$247,063	$177,394	$103,304
Consolidated revenue from discontinuing operations	$29,038	$47,501	$—

Reconciliation of Operating Loss from Segments to Consolidated

	Years ended December 31,
	2017	2016	2015
Operating income (loss):
Automotive	$(808)	$(18,136)	$(21,855)
Corporate and Technology Investments	(60,332)	(76,118)	(77,283)
Restructuring	(1,682)	(19,000)	—
Foreign exchange gain (loss)	(562)	(6,565)	11,601
Impairment of long lived assets, net	(1,550)	(4,843)	(22,722)
CWI	57,276	29,782	51,011
WWI	—	718	3,784
Total segment operating loss	(7,658)	(94,162)	(55,464)
Less: equity investees’ operating income	(57,276)	(30,500)	(54,795)
Consolidated loss from continuing operations	$(64,934)	$(124,662)	$(110,259)
Consolidated income (loss) from discontinued operations	$(845)	$2,789	$—

Schedule of Segment Reporting Information

	Years ended December 31,
	2017	2016	2015

Total additions to long-lived assets, excluding business combinations:
Automotive	$3,388	$3,364	$1,350
Corporate and Technology Investments	21,900	5,290	3,495
	$25,288	$8,654	$4,845

Schedule Of Geographical Revenue Information
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2017	2016	2015
Europe	60%	63%	48%
Americas	20%	23%	40%
Asia	12%	12%	12%
Others	8%	2%	—%

Schedule Of Allocation Of The Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2017	2016
Automotive	$257,374	$270,594
Industrial	—	—
Corporate and Technology Investments and unallocated assets	50,084	23,768
CWI	131,986	147,245
	$439,444	$441,607
Add: assets held for sale	6,164	37,098
Less: equity investees’ total assets	(131,986)	(147,245)
Total consolidated assets	$313,622	$331,460

Schedule of Assets by Segment
The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2017	Fixed assets	Intangible assets and goodwill	Total
Italy	$25,221	$19,476	$44,697
Canada	39,732	317	40,049
United States	1,587	—	1,587
Rest of Europe	2,860	4,474	7,334
Asia Pacific	2,211	—	2,211
	71,611	24,267	95,878
Less: equity investees' long lived assets	(1,245)	—	(1,245)
Total consolidated long-lived assets	$70,366	$24,267	$94,633

December 31, 2016 (Adjusted, note 6)	Fixed assets	Intangible assets and goodwill	Total
Italy	$26,713	$19,942	$46,655
Canada	19,429	351	19,780
United States	3,699	—	3,699
Rest of Europe	2,712	4,462	7,174
Asia Pacific	3,097	—	3,097
	55,650	24,755	80,405
Less: equity investees' long lived assets	(1,074)	—	(1,074)
Total consolidated long-lived assets	$54,576	$24,755	$79,331